Goodwill and Intangible Assets - Schedule of Estimated Future Amortization Expense (Details) - Social Finance, Inc. - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 70,507
2022	66,449
2023	64,753
2024	31,468
2025	31,468
Thereafter	90,441
Net Book Value	$ 355,086	$ 11,783